Transactions with Related Parties, Castor Ships (Details)	3 Months Ended	4 Months Ended	6 Months Ended		8 Months Ended	9 Months Ended	12 Months Ended
	Apr. 14, 2025 USD ($)	Jun. 30, 2023 USD ($) $ / d	Dec. 31, 2025 USD ($) $ / d	Dec. 31, 2024 USD ($) $ / d	Mar. 07, 2023 USD ($) $ / d	Dec. 31, 2025 USD ($)	Jun. 30, 2026	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Jun. 30, 2024 USD ($) $ / d	Dec. 31, 2023 USD ($)
Management Agreements [Abstract]
Management fees								$ 638,551	$ 386,162		$ 688,547
Due from related parties, non-current			$ 981,162	$ 388,542		$ 981,162		981,162	388,542
Due from related parties, current			$ 6,034,859	$ 12,376,064		6,034,859		6,034,859	12,376,064
Related Party [Member] | Castor Ships [Member]
Management Agreements [Abstract]
Management fees								638,551	386,162		688,547
Charter hire commissions								305,463	125,409		195,890
Sale and purchase commission								179,900
Sale and purchase brokerage commission								1,250	0		0
Capital raising commission								327,790	0		0
Administration fees	$ 50,757					$ 581,909		632,666	162,156		$ 279,855
Related Party [Member] | Castor Ships [Member] | LPG Dream Terrax [Member]
Management Agreements [Abstract]
Sale and purchase commission								0
Related Party [Member] | Castor Ships [Member] | LPG Dream Syrax [Member]
Management Agreements [Abstract]
Sale and purchase commission								$ 190,000
Related Party [Member] | Castor Ships [Member] | Ship Management Agreements [Member]
Management Agreements [Abstract]
Recovery fee multiplier			2			2		2
Related Party [Member] | Castor Ships [Member] | Master Management Agreement [Member]
Management Agreements [Abstract]
Daily fee for services | $ / d		1,039	1,100	1,071	975					1,039
Commission rate on charter agreements				6.25%	1.25%			1.00%
Commission rate on each vessel sale and purchase transaction				1.00%	1.00%
Quarterly management fee		$ 800,000	$ 210,000	$ 820,000	$ 750,000					$ 800,000
Minimum value of shares and/or other securities issued by entity in maritime industry			$ 10,000,000			$ 10,000,000		$ 10,000,000
Term of agreement								8 years
Renewal term of agreement								8 years
Termination fee multiplier			7			7		7
Funding period for advance to cover vessel daily operating costs								2 months
Related Party [Member] | Castor Ships [Member] | Master Management Agreement [Member] | Subsequent Events [Member]
Management Agreements [Abstract]
Commission rate on charter agreements							6.25%
Commission rate on each vessel sale and purchase transaction							1.00%
Capital raising commission rate							1.00%
Related Party [Member] | Castor Ships [Member] | Working Capital Guarantee Advances [Member]
Management Agreements [Abstract]
Due from related parties, non-current			$ 981,162	388,542		$ 981,162		$ 981,162	388,542
Related Party [Member] | Castor Ships [Member] | Working Capital Guarantee Deposits [Member]
Management Agreements [Abstract]
Due from related parties, current			$ 6,034,859	$ 461,613		$ 6,034,859		6,034,859	$ 461,613
Toro [Member]
Management Agreements [Abstract]
Quarterly management fee								$ 200,000